Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Income Taxes [Line Items]
Regulatory asset, amortization period		5 years
Washington Gas Light Company
Income Taxes [Line Items]
Tax savings realized from tax sharing agreement	$ 0.5	$ 2.9	$ 1.3
Unrecognized tax benefits increase (decrease)	$ 6.0